Business Segments (Domestic And Foreign Total Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic And Foreign Total Revenues [Line Items]
Total revenues	$ 1,713,823	$ 1,652,885	$ 1,573,316
Domestic [Member]
Domestic And Foreign Total Revenues [Line Items]
Total revenues	1,672,077	1,618,794	1,537,319
Foreign [Member]
Domestic And Foreign Total Revenues [Line Items]
Total revenues	$ 41,746	$ 34,091	$ 35,997